DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued operations
Schedule of assets and liabilities held for sale
As of December 31, 2012
RMB
Assets classified as held for sale
Cash and cash equivalents	985
Term deposits	85,677
Accounts receivable, net of allowance	567
Amounts due from related parties	4,550
Prepaid expenses and other current assets	41,380
Amounts due from related parties, non-current	22,284
Property and equipment, net	298,858
Intangible assets, net	11,569
Land use rights	108,838
Goodwill	75,079
Total assets	649,787

Liabilities classified as held for sale
Short-term borrowings	(2,000)
Accounts payable-trade	(27,613)
Accrued expenses and other current liabilities	(33,782)
Deferred revenue	(79,833)
Income tax payable	(19,706)
Amount due to related parties	(47,620)
Current portion of Long-term borrowings	(28,500)
Long-term borrowings	(18,000)
Deferred tax liabilities, non-current	(8,432)
Non-current portion of consideration payable for acquisitions and others	(27,409)
Total liabilities	(292,895)

21st School
Discontinued operations
Schedule of assets and liabilities held for sale
As of December 31, 2012
RMB
Assets classified as held for sale
Cash and cash equivalents	10,095
Prepaid expenses and other current assets	56
Deferred tax assets, current portion	1,105
Property and equipment, net	214,436
Intangible assets, net	24,652
Land use rights	126,697
Goodwill	50,284
Deferred tax assets, non-current portion	980
Total assets	428,305

Liabilities classified as held for sale
Accounts payable-trade	(6,473)
Accrued expenses and other current liabilities	(27,274)
Deferred revenue	(12,104)
Income tax payable	(6,965)
Deferred tax liabilities, non-current	(35,340)
Total liabilities	(88,156)

Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	75,502	82,283	17,939
Impairment loss	(25,336)	(50,050)	—
Income from discontinued operations	(21,735)	(55,846)	3,312
Income tax benefit/ (expense)	(1,602)	6,140	(578)
Income from discontinued operations, net of income tax	(23,337)	(49,706)	2,734
Loss on sale of discontinued operation, net of income tax	—	—	(74,938)
Income/(loss) from and on sale of discontinued operation, net of income tax	(23,337)	(49,706)	(72,204)

Beijing Siwa Century Facility Management Co.
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	128,870	—	—
Impairment loss(note(i))	(8,928)	—	—
Income/(loss) from discontinued operation	5,439	—	—
Income tax benefit/ (expense)	908	—	—
Income/(loss) from discontinued operation, net of income tax	6,347	—	—
Loss on sale of discontinued operation, net of income tax	—	(15,908)	—
Income/(loss) from and on sale of discontinued operation, net of income tax	6,347	(15,908)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 7,758 for the year ended December 31, 2012.

Xi'an Tutoring
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	26,756	—	—
Impairment loss (note(i))	(36,303)	—	—
Income/(loss) from discontinued operation	(36,876)	—	—
Income tax expense	—	—	—
Income/(loss) from discontinued operation, net of income tax	(36,876)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(36,876)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

Shandong Software Companies
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	—	—	—
Impairment loss (note(i))	(39,758)	—	—
Income/(loss) from discontinued operation	(43,315)	—	—
Income tax benefit/ (expense)	533	—	—
Income/(loss) from discontinued operation, net of income tax	(42,782)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(42,782)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,688 for the year ended December 31, 2011.

Guangzhou HP Tutoring
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	—	—	—
Impairment loss (note(i))	(29,073)	—	—
Income/(loss) from discontinued operation	(30,074)	—	—
Income tax benefit/ (expense)	316	—	—
Income/(loss) from discontinued operation, net of income tax	(29,758)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(29,758)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

Tianjin Holding
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	5,161	—	—
Impairment loss (note(i))	(13,183)	—	—
Income/(loss) from discontinued operation	(16,518)	—	—
Income tax benefit/ (expense)	6	—	—
Income/(loss) from discontinued operation, net of income tax	(16,512)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(16,512)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

Taishidian Holding
Discontinued operations
Schedule of revenues and income (loss) from discontinued operations
	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	115,370	103,382	50,043
Impairment loss(note(i))	—	—	—
Income/(loss) from discontinued operation	1,427	12,395	(22,735)
Income tax benefit/ (expense)	(3,391)	(3,669)	(6,637)
Income/(loss) from discontinued operation, net of income tax	(1,964)	8,726	(29,372)
Loss on sale of discontinued operation, net of income tax	—	—	(174,629)
Income/(loss) from and on sale of discontinued operation, net of income tax	(1,964)	8,726	(204,001)

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 5,538 for the year ended December 31, 2012.